Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,847,310)	$ 165,565	$ 4,587,911
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Share-based compensation	3,168,016	2,478,295	7,184,862
Depreciation and amortization	1,252,493	1,219,812	912,248
Deferred tax (benefits)/expenses	(717,679)	264,027	245,830
Lease expense to reduce operating lease right-of -use assets	1,487,063	1,070,385
Loss on disposal of a long-term investment			(138,479)
Share of (income)/loss in equity investees, net of tax	(156,780)	(70,263)	50,297
Loss on disposal of subsidiaries		38,674
Provision for/(reversal of) credit losses	589,529	(10,525)	(178,010)
Loss from disposal of property and equipment	9,720		19,188
Impairment of long-term investments		85,326	102,155
Impairment of goodwill		2,382,538
Others		(258,262)
Changes in assets and liabilities:
Accounts receivable	7,208,359	454,071	(12,317,416)
Prepayment, deposits and other assets	(308,440)	3,457,373	(123,268)
Amounts due from related parties	(26,274)	27,836	222,553
Accounts payable	212,771	346,438	(215,853)
Accrued expenses and other current liabilities	(189,912)	3,850	106,994
Contract liabilities	(226,575)	331,330	260,228
Tax payables	(303,260)	148,309	640,057
Amounts due to related parties	(19,445)	(291,087)	(115,260)
Salaries and benefits payable	(1,118,578)	(769,939)	174,100
Operating lease liabilities	(1,181,396)	(1,101,526)
Unrecognized tax benefit	1,092,932	(266,276)	1,782,752
Net cash provided by operating activities	8,925,234	9,705,951	3,200,889
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(2,117,282)	(519,282)	(20,750,110)
Proceeds from disposal of property and equipment	8,521	158,365	552
Acquisition of intangible assets			(9,076)
Payments for business acquisitions, net of cash acquired from acquisitions	(2,358,172)
Acquisition of long-term investments			(409,625)
Disposition of long-term investments		111,066	786,427
Disposition of subsidiaries		13,806
Maturities of short-term investments	1,119,635	14,130,000
Purchases of short-term investments	(3,219,635)	(14,130,000)
Maturities of short-term investments, net			4,159,309
Repayments from related parties	829,847	204,211	15,491
Loans provided to related parties	(6,513,930)	(274,212)	(83,651)
Net cash used in investing activities	(12,251,016)	(306,046)	(16,290,683)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	44,508,794	23,388,911	21,955,625
Repayments of short-term bank loans	(31,761,143)	(26,325,471)	(14,484,851)
Proceeds from exercise of options			3,867
Dividends paid to shareholders	(2,554,508)	(1,175,684)
Dividends paid to noncontrolling interests		(207,087)
Net cash provided by (used in) financing activities	10,193,143	(4,319,331)	7,474,641
Effect of exchange rate changes on cash	(28,482)	(1,175,928)	(727,242)
Net increase (decrease) in cash	6,838,879	3,904,646	(6,342,395)
Cash and cash equivalents and restricted cash at the beginning of the year	22,301,633	18,396,987	24,739,382
Cash, cash equivalents and restricted cash at the end of the year	29,140,512	22,301,633	18,396,987
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	857,515	1,619,792	676,179
Interest paid	407,574	365,893	342,144
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	29,116,431	22,214,029	18,396,987
Restricted cash	24,081	87,604
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 29,140,512	$ 22,301,633	$ 18,396,987